Borrowings (Tables)	9 Months Ended
Sep. 30, 2025
Borrowings
Schedule of external debt classification

	September 30,	December 31,
	2025	2024
	$’m	$’m

Non‑current
Senior Notes	2,162.3	2,164.2
Debentures and bank term loans	975.3	1,055.0
	3,137.6	3,219.2
Current
Senior Notes	47.8	19.3
Debentures and bank term loans	84.5	102.6
Letters of credit	0.8	6.8
	133.1	128.7

Total borrowings	3,270.7	3,347.9

Schedule of debt by debt instrument

	Principal
	amount					Carrying amount
	September 30,		Issue	Maturity		September 30,	December 31,
	2025	Currency	date	date	Interest rate	2025	2024
						$'m	$'m
Senior Notes
IHS Holding Limited	200.0M	USD	Nov'21	Nov'26	5.625%	203.2	200.8
IHS Holding Limited	500.0M	USD	Nov'21	Nov'28	6.250%	507.7	499.4
IHS Holding Limited	550.0M	USD	Nov'24	May'30	7.875%	557.1	545.4
IHS Holding Limited	650.0M	USD	Nov'24	Nov'31	8.250%	658.3	644.2
IHS Mauritius NG Holdco Limited	286.0M	USD	Sep'19	Sep'27	8.000%	283.8	293.7

Debentures
IHS Brasil - Cessão de Infraestruturas S.A.	—	BRL	Sep'23	Aug'31	3.10% + CDI	—	177.6
IHS Brasil - Cessão de Infraestruturas S.A.	—	BRL	Jun'24	Jun'32	2.80% + CDI	—	44.0
I-Systems Soluções de Infraestrutura S.A.	160.0M	BRL	Jun'24	May'32	2.10% + CDI	30.6	24.3

Bank Term Loans
IHS Côte d’Ivoire S.A.	7.6B	XOF	Dec'23	Dec'28	6.50%	13.2	14.4
IHS Côte d’Ivoire S.A.	60.2M	EUR	Dec'23	Dec'28	3.50% + 3M EURIBOR	69.2	75.5
IHS Holding Limited	200.0M	USD	Jun'25	Dec'27	4.85% + 3M SOFR	196.8	—
IHS Holding Limited	255.0M	USD	Oct'24	Oct'29	4.50% + 3M SOFR	256.9	256.6
IHS Holding Limited	3.2B	ZAR	Oct'24	Oct'29	4.50% + 3M JIBAR	190.8	175.2
IHS Towers South Africa Proprietary Limited	3.1B	ZAR	May'22	May'29	2.75% + 3M JIBAR	180.4	174.8
IHS Zambia Limited	47.5M	USD	Dec'20	Dec'27	5.00% + CAS + 3M SOFR	47.7	62.2
INT Towers Limited	—	NGN	Jan'23	Jan'28	2.50% + MPR	—	91.6
I-Systems Soluções de Infraestrutura S.A.	400.0M	BRL	Oct'22	Oct'30	2.45% - 2.50% + CDI	74.2	61.4

Revolving Credit Facilities and Overdraft (a)
IHS Holding Limited	300.0M	USD	Jun'25	Sep'28	3.50% + 3M SOFR	—	—
IHS Nigeria Limited	55.0B	NGN	Jan'23	Jan'26	2.50% + MPR	—	—
IHS Cameroon S.A.	10.0B	XAF	Sep'25	Aug'26	5.50%	—	—

Letters of Credit(a)
IHS Nigeria	356.5M	USD	Feb'22	Sep'25	12.00% - 15.39%	0.8	6.8
						3,270.7	3,347.9
(a)	Principal amount for revolving credit facilities, overdraft and letters of credit are the available facilities at September 30, 2025.